As filed with the Securities and Exchange Commission on November 24, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 96.2%
Banks: 2.4%
10,700	PNC Financial Services Group, Inc.	$915,706
Capital Goods: 10.2%
12,500	Emerson Electric Co.	782,250
11,000	Illinois Tool Works, Inc.	928,620
3,600	Precision Castparts Corp.	852,768
7,400	United Technologies Corp.	781,440
1,960	W.W. Grainger, Inc.	493,234
		3,838,312
Consumer Durables & Apparel: 1.6%
8,500	Under Armour, Inc.*	587,350
Consumer Services: 2.2%
11,000	Starbucks Corp.	830,060
Diversified Financials: 7.2%
10,150	American Express Co.	888,531
32,650	The Charles Schwab Corp.	959,583
4,500	Intercontinental-Exchange, Inc.	877,725
		2,725,839
Energy: 7.0%
8,800	EOG Resources, Inc.	871,376
12,200	Noble Energy, Inc.	833,992
9,350	Schlumberger Ltd.	950,802
		2,656,170
Food & Staples Retailing: 2.6%
7,700	Costco Wholesale Corp.	964,964
Food, Beverage & Tobacco: 2.4%
10,000	Brown-Forman Corp.	902,200
Health Care Equipment & Services: 5.3%
13,600	AmerisourceBergen Corp.	1,051,280
11,100	UnitedHealth Group, Inc.	957,375
		2,008,655
Household & Personal Products: 4.8%
14,300	Colgate-Palmolive Co.	932,646
11,800	Estée Lauder Companies, Inc. - Class A	881,696
		1,814,342
Materials: 4.8%
8,300	Ecolab, Inc.	953,089
6,600	Praxair, Inc.	851,400
		1,804,489
Media: 2.8%
11,750	The Walt Disney Co.	1,046,103
Pharmaceuticals, Biotechnology & Life Sciences: 10.1%
2,800	Biogen Idec, Inc.*	926,268
11,900	Celgene Corp. *	1,127,882
8,400	Johnson & Johnson	895,356
5,700	Perrigo Co.	856,083
		3,805,589

Retailing: 7.1%
10,600	The Home Depot, Inc.	972,444
750	Priceline Group, Inc. *	868,935
14,400	The TJX Companies, Inc.	852,048
		2,693,427
Semiconductors & Semiconductor Equipment: 2.4%
18,100	Analog Devices, Inc.	895,769
Software & Services: 12.9%
14,400	Adobe Systems, Inc. *	996,336
17,350	eBay, Inc. *	982,530
38,200	Fortinet, Inc. *	965,123
975	Google, Inc. - Class A *	573,700
775	Google, Inc. - Class C *	447,454
4,250	Visa, Inc.	906,823
		4,871,966
Technology Hardware & Equipment: 7.7%
8,000	Amphenol Corp.	798,880
11,400	Apple, Inc.	1,148,550
12,650	QUALCOMM, Inc.	945,840
		2,893,270
Transportation: 2.7%
14,500	Canadian National Railway Co.	1,028,920
TOTAL COMMON STOCKS
(Cost $29,327,802)		36,283,131
SHORT-TERM INVESTMENTS: 3.9%
Money Market Fund: 3.9%
1,455,161	Invesco Short-Term Prime Portfolio - Institutional Class, 0.01%1	1,455,161
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,455,161)		1,455,161
TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $30,782,963)		37,738,292
Liabilities in Excess of Other Assets: (0.1)%		(39,306)
TOTAL NET ASSETS: 100.0%		$37,698,986

*	Non-income producing security.
1	Seven-day yield as of September 30, 2014.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments	$30,782,963

Gross unrealized appreciation	7,139,466
Gross unrealized depreciation	(184,137)
Net unrealized appreciation	$6,955,329

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Congress Large Cap Growth Fund
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014. See the Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$36,283,131	$-	$-	$36,283,131
Short-Term Investments	1,455,161	-	-	1,455,161
Total Investments	$37,738,292	$-	$-	$37,738,292

CONGRESS MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 96.4%
Banks: 2.2%
35,000	Signature Bank *	$3,922,100
Capital Goods: 16.9%
60,000	Graco Inc.	4,378,800
110,000	Hexcel Corp. *	4,367,000
55,000	Lennox International Inc.	4,227,850
145,000	MasTec, Inc. *	4,439,900
50,000	The Middleby Corp. *	4,406,500
35,000	Snap-on, Inc.	4,237,800
15,000	W.W. Grainger, Inc.	3,774,750
		29,832,600
Commercial & Professional Services: 4.9%
65,000	Cintas Corp.	4,588,350
55,000	Equifax Inc.	4,110,700
		8,699,050
Consumer Durables & Apparel: 10.1%
60,000	Carter's, Inc.	4,651,200
70,000	Jarden Corp. *	4,207,700
30,000	Polaris Industries, Inc.	4,493,700
175,000	Wolverine World Wide, Inc.	4,385,500
		17,738,100
Consumer Services: 2.3%
145,000	Texas Roadhouse, Inc.	4,036,800
Diversified Financials: 2.4%
80,000	Raymond James Financial, Inc.	4,286,400
Energy: 4.9%
30,000	Core Laboratories N.V.	4,390,500
65,000	Oceaneering International, Inc.	4,236,050
		8,626,550
Food, Beverage & Tobacco: 2.6%
45,000	The Hain Celestial Group, Inc. *	4,605,750
Health Care Equipment & Services: 7.6%
30,000	The Cooper Companies, Inc.	4,672,500
40,000	Henry Schein, Inc. *	4,658,800
35,000	IDEXX Laboratories, Inc. *	4,124,050
		13,455,350
Household & Personal Products: 2.6%
65,000	Church & Dwight Co., Inc.	4,560,400
Materials: 5.0%
60,000	FMC Corp.	3,431,400
40,000	Sigma-Aldrich Corp.	5,440,400
		8,871,800
Media: 2.5%
55,000	Scripps Networks Interactive, Inc. - Class A	4,294,950
Pharmaceuticals, Biotechnology & Life Sciences: 5.3%
17,000	Mettler-Toledo International, Inc. *	4,354,210

80,000	PAREXEL International Corp. *	5,047,200
		9,401,410
Retailing: 5.0%
27,000	O'Reilly Automotive, Inc. *	4,059,720
70,000	Williams-Sonoma, Inc.	4,659,900
		8,719,620
Semiconductor & Semiconductor Equipment: 5.3%
100,000	Linear Technology Corp.	4,439,000
85,000	Skyworks Solutions, Inc.	4,934,250
		9,373,250
Software & Services: 9.7%
18,000	Alliance Data Systems Corp. *	4,468,860
55,000	ANSYS, Inc. *	4,161,850
75,000	Jack Henry & Associates, Inc.	4,174,500
110,000	Synopsys, Inc.*	4,366,450
		17,171,660
Technology Hardware & Equipment: 4.6%
37,000	F5 Networks, Inc.*	4,393,380
50,000	FEI Co.	3,771,000
		8,164,380
Transportation: 2.5%
60,000	J.B. Hunt Transport Services, Inc.	4,443,000
TOTAL COMMON STOCKS
(Cost $158,237,069)		170,203,170
REAL ESTATE INVESTMENT TRUSTS: 2.1%
55,000	Camden Property Trust	3,769,150
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,639,513)		3,769,150
SHORT-TERM INVESTMENTS: 3.1%
Money Market Fund: 3.1%
5,492,955	Invesco Short-Term Prime Portfolio - Institutional Class, 0.01%1	5,492,955
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,492,955)		5,492,955
TOTAL INVESTMENTS IN SECURITIES: 101.6%
(Cost $167,369,537)		179,465,275
Liabilities in Excess of Other Assets: (1.6)%		(2,894,302)
TOTAL NET ASSETS: 100.0%		$176,570,973

*	Non-income producing security.
1	Seven-day yield as of September 30, 2014.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments	$167,230,212

Gross unrealized appreciation	15,915,823
Gross unrealized depreciation	(3,680,760)
Net unrealized appreciation	$12,235,063

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Congress Mid Cap Growth Fund
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014. See the Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$170,203,170	$-	$-	$170,203,170
Real Estate Investment Trusts	3,769,150	-	-	3,769,150
Short-Term Investments	5,492,955	-	-	5,492,955
Total Investments	$179,465,275	$-	$-	$179,465,275

CONGRESS ALL CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS at September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 91.4%
Banks: 3.3%
26,600	People's United Financial, Inc.	$384,902
Capital Goods: 8.1%
10,800	Fortune Brands Home & Security, Inc.	443,988
4,495	United Rentals, Inc.*	499,394
		943,382
Commercial & Professional Services: 2.7%
5,200	Verisk Analytics, Inc.*	316,628
Consumer Services: 9.3%
23,655	Diamond Resorts International, Inc. *	538,388
8,650	Las Vegas Sands Corp.	538,116
		1,076,504
Food & Staples Retailing: 6.8%
88,600	SuperValu, Inc. *	792,084
Health Care Equipment & Services: 4.4%
4,800	Teleflex, Inc.	504,192
Materials: 6.4%
3,000	Airgas, Inc.	331,950
15,800	Tronox Ltd.	411,590
		743,540
Media: 8.6%
14,460	Starz *	478,337
15,245	Twenty-First Century Fox, Inc.	522,751
		1,001,088
Pharmaceuticals, Biotechnology & Life Sciences: 5.1%
4,530	Valeant Pharmaceuticals International, Inc. *	594,336
Retailing: 10.6%
13,275	HSN, Inc.	814,687
41,000	J.C. Penney Co., Inc. *	411,640
		1,226,327
Software & Services: 15.4%
13,195	Cardtronics, Inc. *	464,464
3,640	Equinix, Inc. *	773,427
15,930	VeriFone Systems, Inc. *	547,674
		1,785,565
Technology Hardware & Equipment: 6.1%
7,150	Palo Alto Networks, Inc. *	701,415
Transportation: 4.6%
2,570	Canadian Pacific Railway Ltd.	533,198
TOTAL COMMON STOCKS
(Cost $8,646,277)		10,603,161
REAL ESTATE INVESTMENT TRUSTS: 3.4%
4,200	American Tower Corp.	393,246
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $319,548)		393,246
SHORT-TERM INVESTMENTS: 4.9%

Money Market Fund: 4.9%
574,483	Invesco Short-Term Prime Portfolio - Institutional Class, 0.01%1	574,483
TOTAL SHORT-TERM INVESTMENTS
(Cost $574,483)		574,483
TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $9,540,308)		11,570,890
Other Assets in Excess of Liabilities: 0.3%		36,332
TOTAL NET ASSETS: 100.0%		$11,607,222

*	Non-income producing security.
1	Seven-day yield as of September 30, 2014.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. and Standard and Poor's Financial Services, LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows+:

Cost of investments	$9,413,986

Gross unrealized appreciation	2,203,336
Gross unrealized depreciation	(46,432)
Net unrealized appreciation	$2,156,904

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Congress All Cap Opportunity Fund
Summary of Fair Value Exposure at September 30, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2014. See the Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$10,603,161	$-	$-	$10,603,161
Real Estate Investment Trusts	393,246	-	-	393,246
Short-Term Investments	574,483	-	-	574,483
Total Investments	$11,570,890	$-	$-	$11,570,890

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date          11/19/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date          11/19/14

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date          11/21/14
* Print the name and title of each signing officer under his or her signature.